FAIR VALUE OF FINANCIAL INSTRUMENTS - Quantitative information associated with the fair value measurements (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Beginning Balance of Warrant liabilities	$ 14,039
Issuance of Contingent Consideration in connection with acquisition		$ 13,200
Change in fair value of working capital loan	742	1,373
Effects of fluctuations in foreign currency exchange rates		(534)
Ending Balance of Warrant liabilities	$ 14,781	$ 14,039